Convertible Debt and Warrant Liability (Details 1) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Convertible Notes fair value	$ 4,054	$ 10,911
Convertible Notes, contractual principal outstanding	3,654	10,000
Fair value less unpaid principal balance	$ 400	$ 911